SEMI ANNUAL REPORT
December 31, 1995

The BlackRock
Government
Income Trust

(LOGO)

Dear Shareholder:

Letter to Shareholders

February 11, 1996

We are pleased to present the Semi-Annual Report for The BlackRock Government Income Trust for the period ended December 31, 1995. The Fund is part of the Prudential family of open-end mutual funds and is managed by its investment sub-adviser, BlackRock Financial Management, Inc. The investment objective of the Fund is to seek high monthly income and to limit the degree of fluctuation in net asset value (NAV) arising from changes in interest rates. The Fund seeks to achieve its objective by managing a portfolio comprised primarily of U.S. government securities and adjustable rate mortgage securities (ARMS).

                                HISTORICAL INVESTMENT RESULTS1
                                Period Ended December 31, 1995
                            1 Year         Since Inception     30-Day       NAV

                          Total Return      Total Return3    SEC Yield
12/31/95
Class A                       8.4%              21.7%           5.5%
$9.40
Class B 4                     7.5               10.5            N/A
$9.38
Class C                       7.7                7.9            5.1
$9.40
Lipper Adjustable Rate        4.7                N/A            N/A          N/A
  Mortgage Fund Average2

1 Source: Prudential Mutual Fund Management, Inc. These figures do not take into account sales charges. The Fund charges a maximum sales load of 3.00% for Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% over a period of one year.

2 These are the average returns of 63 funds for twelve months in the adjustable rate mortgage category, as determined by Lipper Analytical Services, Inc.

3 Inception of Class A 9/9/91; Class B 9/1/92; and Class C 11/1/94.

4 Last day of investment operations of Class B shares was November 27, 1995.

As of 11/1/94, the Fund no longer offered Class B shares. Then existing Class B shares were exchanged into Class A shares without CDSC liability.

           AVERAGE ANNUAL TOTAL RETURNS1
            As of December 31, 1995

                   One Year          Since Inception2
Class A              5.1%                  3.9%
Class B 3            6.5                   3.0
Class C              6.7                   6.8

1 Source: Prudential Mutual Fund Management, Inc. These figures take into account applicable sales charges.

2 Inception of Class A 9/9/91: Class B 9/1/92: Class C 11/1/94.

3 Last day of investment operations of Class B shares was November 27, 1995.

An investment in the Fund is neither insured nor guaranteed by the U.S.
government.  Past performance is no guarantee of future results.
Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

The Fixed Income Markets

The fixed income markets continued to rally during the third and fourth quarters of 1995 and dramatically changed the landscape for fixed income investors, as interest rates declined sharply and the value of fixed income securities increased. Data has shown that U.S. economic growth has substantially slowed from the torrid pace of 1994 and inflation has remained subdued. This combination presents a very favorable environment for fixed income investors. Over the past six months, yields declined across the Treasury yield curve, led by the performance of longer maturity issues.
The yield of the 30-year Treasury bond declined 67 basis points (0.67%) over the six-month period, and fell below 6.00% for the first time since October
1993 to close the year at 5.95%. The performance of shorter maturities kept pace, as the yield of the 2-year Treasury note (the security which most closely reflects the interest rate sensitivity of The BlackRock Government
Income Trust) fell 64 basis points (0.64%) from its levels at the end of June 1995, to close at 5.15% on December 29, 1995.

The Federal Reserve reversed its policy of tight monetary control for the first time in almost two years by lowering the Fed funds target rate by 25 basis points (0.25%) on July 7 in response to economic reports citing a moderate but sustainable rate of growth in the U.S. economy during the first half of 1995. During July and early August, the bond market rally temporarily halted as stronger economic data dampened expectations for a quick follow-up reduction. However, as the third quarter progressed, the economy again showed signs of sluggish growth and interest rates returned to their 1995 lows in anticipation of another Fed ease by year-end. The
Fed lowered short-term rates by a quarter point on December 19 and again on January 31, 1996 to the current target level of 5.25%.

Despite a drop in short-term interest rate volatility, which should have had a beneficial effect on the market for adjustable rate mortgages (ARMs), these securities underperformed expectations due to an increase in

                                  2

refinancing activity and relatively high levels of supply. Consequently, ARMs were trading at attractive buying levels relative to other short-duration fixed income products at the end of the year. Asset-backed securities (ABS) also cheapened in November of 1995 due to record levels of new issuance in the fourth quarter, creating a buying opportunity.

BlackRock Financial Management maintains a positive outlook for the performance of fixed income securities in 1996. Economic data continues to suggest that the U.S. economy is growing at a slower rate than in 1995, and in addition, inflationary expectations remain very low. We believe that the Federal Reserve is biased towards further easing its monetary stance. Most importantly, investor confidence in fixed income securities has rebounded and should provide for strong continued demand for these securities.

Strategy and Performance

The Fund's flexible investment strategy provides for diversification across several sectors in the short-duration market, including agency pass-through securities, ARMs, collateralized mortgage obligations (CMOs), fixed-and floating-rate asset backed securities and U.S. Treasury securities. The
Fund's assets are allocated to reflect the investment sub-adviser's relative value analysis of different securities and sectors. In searching for relative value opportunities, BlackRock Financial Management targets securities and sectors within the short duration market that are attractively priced and have potential for appreciation in value.

BlackRock manages the portfolio using a targeted duration approach in order to achieve a volatility of net asset value (NAV) roughly comparable to the 2-year Treasury. Duration is a measure of price sensitivity of a fixed income security in response to a given change in interest rates. By investing in a portfolio of short duration products, the Fund targets a duration between 1 to 2 years. In addition, since the portfolio maintains exposure to short average life mortgage-backed securities and ARMs, the Fund's NAV is also sensitive to changes in the rate of prepayments and refinancing on these securities.

Active Portfolio Management

Given the strength of the fixed income markets and the decline in interest rates, the net asset value of The BlackRock Government Income Trust increased
$0.03 over the third and fourth quarters and a total of $0.19 during 1995.
Over the past six months, the Fund maintained its allocation to adjustable rate mortgages at roughly 70% of net assets. BlackRock believes that these securities offer substantial relative value and should benefit from strong demand for short duration securities. ARMs are mortgage-backed

                                     3

securities whose coupons periodically adjust in relation to changes in given interest rate benchmarks or indices, typically making the value of these securities less sensitive to fluctuations in interest rates than fixed-rate securities. Some examples of these indices are the 1-year
Constant Maturity Treasury Index, 6-month London Interbank Offered Rate
(LIBOR) and the 11th District Cost of Funds Index. As the levels of these indices change, the coupon of the related ARM will adjust according to the terms of the specific security, including limitations related to interest rate caps. As discussed previously, ARMs remain cheap relative to other short duration securities and the Fund has continued to hold onto its position in anticipation of future positive performance.

The Fund also reduced its position in Treasury securities from 15% to 1% as of December 31, 1995, selling into the strength of the markets and capturing the performance of this sector as the market rallied. In contrast, the fixed-rate asset backed market has been trading at attractive levels, and the Fund increased exposure to these securities from 4% to 21% over the third and fourth quarters.

Outlook for 1996

Market participants remain attentive to the politically-charged debate surrounding the Federal budget proposals. Congressional and White House leaders have been unable to agree upon a credible 7-year balanced budget agreement, and appear resigned to let this debate linger as we move into an election year. This is likely to create some volatility in the fixed income markets during early 1996, as investors anticipate possible effects of the ultimate budget resolution on the values of Treasury and U.S.
government securities. BlackRock is attuned to these political issues, but we remain positive on the fixed income markets as moderate economic and inflationary data set the stage for continued decline in interest rates and further strong performance for fixed income securities.

We look forward to managing the Fund throughout the year to seek to benefit from the opportunities presented to investors in the markets consistent with the Fund's investment objectives.


Sincerely,


Richard A. Redeker
President

Scott Amero
Portfolio Manager

                                         4

Portfolio of Investments as of
December 31, 1995 (Unaudited)       THE BLACKROCK GOVERNMENT INCOME TRUST
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
    ------------------------------------------------------------
LONG-TERM INVESTMENTS--143.2%
    ------------------------------------------------------------
Mortgage Pass-Throughs--110.8%
             Federal Home Loan Mortgage
                Corporation,
$     995    8.50%, 2/01/00                        $  1,021,949
    1,125    7.50%, 6/01/00                           1,151,837
    4,285(b) 9.00%, 9/01/05 - 11/01/05, 15 Year       4,513,053
      891    7.375%, 3/01/06, Multi-family              912,502
      917    6.679%, 2/01/18, 1 year CMT, ARM           925,270
    1,974    7.902%, 9/01/23, 1 year CMT, ARM         2,024,180
             Federal National Mortgage
                Association,
    3,520(b) 8.00%, 9/01/01 - 3/01/08                 3,649,765
    3,148    8.50%, 6/01/08 - 1/01/16                 3,338,439
    3,363    6.632%, 4/01/19, ARM                     3,388,302
    1,269    7.858%, 12/01/20, 3 year CMT, ARM        1,307,410
    1,370(c) 7.589%, 12/01/22, 1 year CMT, ARM        1,400,198
      781    7.193%, 7/01/24, 1 year CMT, ARM           800,485
    1,778    6.821%, 12/01/24, 1 year CMT, ARM        1,816,714
    1,313    7.075%, 1/01/25, 1 year CMT, ARM         1,346,873
    1,246(c) 7.405%, 1/01/25, 1 year CMT, ARM         1,279,163
    1,432    6.337%, 9/01/25, 1 year CMT, ARM         1,469,109
             Government National Mortgage
                Association,
    3,033(d) 7.25%, 4/15/06                           3,132,968
    2,077(c) 6.50%, 2/20/21, 1 year CMT, ARM          2,113,989
    1,822(b) 7.25%, 7/20/24, 1 year CMT, ARM          1,865,849
    4,309(c) 7.50%, 1/20/25 - 3/20/25, 1 year
                CMT, ARM                              4,404,625
    2,640(c) 7.50%, 4/20/25, 1 year CMT, ARM          2,700,507
    1,500    8.50%, 4/20/25, 1 year CMT, ARM          1,536,831
    1,956    6.50%, 10/20/25 - 11/20/25, 1 year
                CMT, ARM                              1,985,207
                                                   ------------
             Total Mortgage Pass-Throughs
                (cost $47,840,583)                   48,085,225
------------------------------------------------------------
Multiple Class Mortgage Pass-Throughs--10.1%
      952    Collateralized Mortgage Obligation
                Trust, Trust 59, Class G, 9.00%,
                7/01/17                                 957,051
$     688    Federal Home Loan Mortgage
                Corporation, Muliticlass
                Mortgage Participation
                Certificates, Series 124, Class
                A, 8.50%, 3/15/97                  $    694,730
             Federal National Mortgage
                Association,
                REMIC Pass-Through Certificates,
    1,441    11.50%, 4/01/09                          1,606,886
      444    Trust 1991-49, Class D, 8.00%,
                5/25/05                                 444,377
      660    Trust 1990-60, Class J, 9.00%,
                6/25/17                                 662,800
      452    Residential Funding Mtg. Sec. I,
                I/O, Series 1992-S2, Class A17,
                3.80%, 1/25/22                              398
        4    Small Business Administration,
                7.25%, 8/25/16, ARM                       4,553
                                                   ------------
             Total Multiple Class Mortgage
                Pass-Throughs (cost $7,835,411)       4,370,795
------------------------------------------------------------
Asset-Backed Securities--21.1%
      967    Chase Manhattan Grantor Trust,
                Series 1995-B, Class A, Auto
                Loan Pass-Through Certificate,
                5.90%                                   970,227
    1,730    Daimler Benz Auto Grantor Trust,
                Series 1995-B, Class A, 5.85%         1,734,227
    1,247    Ford Credit Grantor Trust,
                Series 94-B, Class A, 7.30%           1,270,607
    1,415    GMAC 1995 Auto Grantor Trust,
                Series 95-A, Class A, 7.15%           1,438,105
    1,495(b) NationsBank Auto Grantor Trust,
                Series 1995-A, Class A, 5.85%         1,504,902
    2,250    Nissan Auto Receivables, Series
                1995-A,
                Class A, 6.10%                        2,261,648
                                                   ------------
             Total Asset-Backed Securities
                (cost $9,139,391)                     9,179,716

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       5 -----
THE BLACKROCK GOVERNMENT INCOME TRUST
Portfolio of Investments as of December 31, 1995 (Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                    Value (Note 1)
U.S Government Security--1.2%
$     500(b) U.S. Treasury Note,
                6.125%, 9/30/00
                (cost $513,609)                    $    515,000
                                                   ------------
             Total Long-Term Investments
                (cost $65,328,994)                   62,150,736
SHORT-TERM INVESTMENTS--2.1%
------------------------------------------------------------
Discount Note--1.9%
      810    Federal Farm Credit Bank,
                5.75%, 1/02/96
                (cost $809,871)                         809,871
------------------------------------------------------------
Call Options Purchased--0.2%
Contracts(a)
---------
       39    U.S. Treasury Bond Futures, Mar.
                '96,
                expiring 2/17/96 @ 112.00
                (cost $61,781)                          109,078
                                                   ------------
             Total Short-Term Investments
                (cost $871,652)                         918,949
------------------------------------------------------------
Total Investments--145.3%
             (cost $66,200,646; Note 4)              63,069,685
             Liabilities in excess of other
                assets (Note 5)--(45.3%)            (19,665,882)
                                                   ------------
             Net Assets--100%                      $ 43,403,803
                                                   ------------
                                                   ------------

---------------
ARM--Adjustable Rate Mortgage
CMT--Constant Maturity Treasury
I/O--Interest Only
REMIC--Real Estate Mortgage Investment Conduit
   (a) One contract equals $1,000 face value.
   (b) Portion of principal amount pledged as collateral for
       reverse repurchase agreements.
   (c) Entire principal amount pledged as collateral for
       reverse repurchase agreements.
   (d) Entire principal amount pledged as collateral for
       futures transactions.
--------------------------------------------------------------------------------
-----                                  6      See Notes to Financial Statements.

Statement of Assets and Liabilities (Unaudited)  THE BLACKROCK GOVERNMENT INCOME
TRUST
--------------------------------------------------------------------------------
Assets
                               December 31, 1995

                               -----------------
Investments, at value (cost
$66,200,646)................................................................
      $63,069,685
Interest
receivable...................................................................
 ..................             603,210
Receivable for investments
sold.........................................................................
            19,715
Deferred organization expenses and other
assets.........................................................
17,976

                               -----------------
   Total
assets.......................................................................
 ..................          63,710,586

                               -----------------
Liabilities
Reverse repurchase
agreements...................................................................
 ........          19,753,125
Payable for Fund shares
reacquired......................................................................
           193,447
Interest
payable......................................................................
 ..................             121,692
Dividends
payable......................................................................
 .................              20,016
Management fee
payable......................................................................
 ............              18,793
Due to broker-variation
margin..........................................................................
            10,836
Bank
overdraft....................................................................
 ......................               5,676
Distribution fee
payable......................................................................
 ..........               5,653
Accrued expenses and other
liabilities..................................................................
           177,545

                               -----------------
   Total
liabilities..................................................................
 ..................          20,306,783

                               -----------------
Net
Assets.......................................................................
 .......................         $43,403,803

                               -----------------

                               -----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par................................................................         $
  46,151
   Paid-in capital in excess of
par.....................................................................
   50,609,726

                               -----------------

                                   50,655,877
   Distributions in excess of net investment
income.....................................................            (191,238)
   Accumulated net realized loss on
investments.........................................................
(3,874,856)
   Net unrealized depreciation on
investments...........................................................
 (3,185,980)

                               -----------------
Net assets, December 31,
1995...........................................................................
       $43,403,803

                               -----------------

                               -----------------
Class A:
   Net asset value and redemption price per share
      ($43,373,626 / 4,611,917 shares of beneficial interest issued and
outstanding)....................                  $9.40
   Maximum sales charge (3.0% of offering
price)........................................................
 .29
   Maximum offering price to
public.....................................................................
           $9.69
Class C:
   Net asset value, offering price and redemption price per share
      ($30,177 / 3,211 shares of beneficial interest issued and
outstanding)............................               $9.40

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       7 -----

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Operations (Unaudited)

------------------------------------------------------------
[S]                                              [C]

                                                  Six Months
                                                    Ended
                                                 December 31,
Net Investment Income                                1995
                                                 ------------
Income
   Interest (net of interest expense of
      $583,969)...............................    $1,729,085
                                                 ------------
Expenses
   Management fee.............................       117,281
   Distribution fee--Class A..................        33,798
   Distribution fee--Class B..................         1,830
   Distribution fee--Class C..................            70
   Custodian's fees and expenses..............        50,000
   Transfer agent's fees and expenses.........        33,000
   Registration fees..........................        30,000
   Reports to shareholders....................        20,000
   Audit fee and expenses.....................        16,500
   Legal fees and expenses....................        15,500
   Trustees' fees.............................        15,000
   Amortization of deferred organization
      expense.................................        13,500
   Miscellaneous..............................         7,067
                                                 ------------
      Total expenses..........................       353,546
                                                 ------------
Net investment income.........................     1,375,539
                                                 ------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain (loss) on:
   Security transactions......................       184,299
   Financial futures contracts................       (77,241)
   Short sale transactions....................         7,015
                                                 ------------
                                                     114,073
                                                 ------------
Net change in unrealized depreciation on:
   Securities.................................       135,895
   Financial futures contracts................       (54,921)
                                                 ------------
                                                      80,974
                                                 ------------
Net gain on investments.......................       195,047
                                                 ------------
Net Increase in Net Assets
Resulting from Operations.....................    $1,570,586
                                                 ------------
                                                 ------------

THE BLACKROCK GOVERNMENT INCOME TRUST
Statement of Cash Flows (Unaudited)

                                                  Six Months
                                                    Ended
                                                 December 31,
Increase (Decrease) in Cash                          1995
                                                 ------------
Cash flows provided by operating activities:
   Interest received..........................   $ 2,759,713
   Operating expenses paid....................      (256,195 )
   Interest expense paid......................      (557,958 )
   Sale of short-term portfolio investments,
      net.....................................     1,420,771
   Purchase of long-term portfolio
      investments.............................   (54,303,245 )
   Sale of long-term portfolio investments....    58,273,624
   Variation margin on futures................      (147,133 )
   Other......................................         3,458
                                                 ------------
   Net cash provided by operating
      activities..............................     7,193,035
                                                 ------------
Cash flows used for financing activities:
   Proceeds from shares sold..................       442,557
   Payments on shares redeemed................    (6,981,596 )
   Cash dividends paid(a).....................      (608,470 )
   Net payments for reduction in reverse
      repurchase agreements...................      (118,875 )
                                                 ------------
   Net cash used for financing activities.....    (7,266,384 )
                                                 ------------
Net decrease in cash..........................       (73,349 )
Cash at beginning of period...................        67,673
                                                 ------------
Cash at end of period.........................   $    (5,676 )
                                                 ------------
                                                 ------------
Reconciliation of Net Increase in Net Assets
to Net Cash Provided by Operating Activities
Net increase in net assets resulting from
   operations.................................   $ 1,570,586
                                                 ------------
Decrease in investments.......................     5,258,117
Net realized gain.............................      (114,073 )
Decrease in unrealized depreciation...........       (80,974 )
Decrease in receivable for investments sold...     6,387,889
Decrease in interest receivable...............       325,199
Decrease in other assets......................        16,958
Decrease in payable for investments
   purchased..................................    (6,219,169 )
Increase in interest payable..................        26,011
Increase in accrued expenses and other
liabilities...................................        37,462
Decrease in due to broker-variation margin....       (14,971 )
                                                 ------------
   Total adjustments..........................     5,622,449
                                                 ------------
Net cash provided by operating activities.....   $ 7,193,035
                                                 ------------
                                                 ------------

---------------
(a) Non-cash financing activity not included herein consists of reinvestment of dividends and distributions of $850,764.
--------------------------------------------------------------------------------
-----                                  8      See Notes to Financial Statements.

Statement of Changes in Net Assets (Unaudited)   THE BLACKROCK GOVERNMENT INCOME
TRUST
--------------------------------------------------------------------------------

                    Six Months

                      Ended            Year Ended

                   December 31,         June 30,
Increase (Decrease) in Net Assets
                       1995               1995

                   ------------       ------------
Operations:
   Net investment
income....................................................................
 $  1,375,539       $  3,243,779
   Net realized gain (loss) on investment
transactions......................................           114,073
(1,253,706)
   Net change in unrealized depreciation on
investments.....................................            80,974
1,682,349

                   ------------       ------------
   Net increase in net assets resulting from
operations.....................................         1,570,586
3,672,422

                   ------------       ------------
Net equalization
debits.....................................................................
        (5,203)           (13,333)

                   ------------       ------------
Dividends and distributions (Note 1):
   Dividends from net investment income:
      Class
A...............................................................................
      (1,322,367)        (3,086,267)
      Class
B...............................................................................
         (52,681)          (147,139)
      Class
C...............................................................................
            (491)               (42)

                   ------------       ------------

                     (1,375,539)        (3,233,448)

                   ------------       ------------
   Distributions in excess of net investment income:
      Class
A...............................................................................
         (25,622)                --
      Class
B...............................................................................
          (1,021)                --
      Class
C...............................................................................
              (9)                --

                   ------------       ------------

                        (26,652)                --

                   ------------       ------------
   Tax return of capital distributions:
      Class
A...............................................................................
              --            (15,142)
      Class
B...............................................................................
              --               (722)

                   ------------       ------------

                             --            (15,864)

                   ------------       ------------
Fund share transactions (net of share conversions) (Note 6):
   Net proceeds from shares
subscribed......................................................
427,443          1,294,788
   Net asset value of shares issued in reinvestment of dividends and
distributions..........           850,764          1,891,073
   Cost of shares
reacquired................................................................
   (6,959,901)       (28,430,251)

                   ------------       ------------
   Net decrease in net assets from Fund share
transactions..................................        (5,681,694)
(25,244,390)

                   ------------       ------------
Total
decrease.....................................................................
 .........        (5,518,502)       (24,834,613)
Net Assets
Beginning of
period.........................................................................
      48,922,305         73,756,918

                   ------------       ------------
End of
period.......................................................................
 ........      $ 43,403,803       $ 48,922,305

                   ------------       ------------

                   ------------       ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.                                       9 -----

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
The BlackRock Government Income Trust, (the ``Fund'') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on June 13, 1991 and had no operations until the issuance of 10,000 shares of beneficial interest for $100,000 on July 18, 1991 to Prudential Mutual Fund Management, Inc. (``PMF''). Investment operations commenced on September 9, 1991. The Fund's primary objectives are to provide low volatility of net asset value and high monthly income, primarily through investment in U.S. Government securities and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ability of issuers of debt securities, other than those issued or guaranteed by the U.S. Government, to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers
or
pricing services approved by the Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Futures contracts are valued at the last sale price as of the close of the commodities exchange on
which they trade unless the Fund's Board of Trustees determine that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Fund's Board of Trustees.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
Securities for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. No such securities were held by the Fund at December 31, 1995.
In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the ``initial margin''. Subsequent payments, known as ``variation margin'', are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain
or
loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.
The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to
--------------------------------------------------------------------------------
-----                                  10
Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain
(loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.
The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparites to meet the terms of their contracts.
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and from net realized gains which are paid in cash
or
are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts or premiums on debt obligations.
Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of
portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes discount or amortizes premium on securities purchased using the interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Net investment income (other than distribution fees), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Equalization: The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of reacquisitions of Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund's shares.
Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Fund declares daily and pays dividends monthly first from net investment income then from realized short-term capital gains, if
any, and other sources, if necessary. Net long-term capital gains, if any, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Deferred Organization Expenses: A total of $135,000 was incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with BlackRock Financial Management, Inc. (``BFM''). BFM furnishes investment advisory services in connection with the management of the Fund. PMF pays for the costs of the subadviser's services, the compensation of officers of
the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable monthly at an annual rate of .50 of 1% of the Fund's average daily net assets. PMF pays BFM, as compensation for its services pursuant to the subadvisory agreement, a fee at the annual rate of .25 of 1% of the Fund's average daily net assets.
The Fund had a distribution agreement with Prudential Mutual Fund Distributors, Inc. (``PMFD''), which acted as the distributor of the Class A shares of the Fund through January 1, 1996. Effective January 2, 1996, Prudential Securities Incorporated (``PSI'') became the distributor of the Class A shares of the Fund and is serving under the same terms and conditions as under the arrangement with PMFD. PSI acted as distributor of the Class B shares through November 27, 1995 and continues to act as
--------------------------------------------------------------------------------
                                                                        11 -----
Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
distributor of the Class C shares of the Fund. The Fund compensates PMFD and PSI for distributing and servicing the Fund's Class A and Class C shares, pursuant to plans of distribution, (the ``Class A and Class C Plans'') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
Pursuant to the Class A Plan, the Fund reimbursed PMFD for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. Such expenses under the Class A Plan were .15 of 1% of the average daily net assets of the Class A shares for the period ended December 31, 1995. PMFD pays various broker-dealers, including PSI and Pruco Securities Corporation (``Prusec''), affiliated broker-dealers, for account servicing fees and other expenses incurred by such broker-dealers.
Pursuant to the Class B Plan, the Fund reimbursed PSI for its distribution-related expenses with respect to Class B shares at an annual rate of up to 1% of the average daily net assets of Class B shares. Effective November 1, 1994 such expenses under the Class B Plan were reduced to .20 of 1% of the average daily net assets of the Class B shares. On November 28, 1995 Class B shares converted to Class A shares.
Pursuant to the Class C Plan, the Fund compensates PSI for its distribution-related expenses with respect to Class C shares at an annual rate of up to 1% of the average daily net assets of Class C shares. Such expenses under the Class C Plan were .75 of 1% of the average daily net assets of Class
C
shares for the period ended December 31, 1995.
PMFD has advised the Fund that it has received approximately $4,200 in front-end sales charges resulting from sales of Class A shares during the six months ended December 31, 1995. From these fees, PMFD paid such sales charges to dealers (PSI and Prusec) which in turn paid commissions to salespersons and incurred other distribution costs.
With respect to the Class B Plan, PSI advised the Fund that for the period ended November 28, 1995, it received approximately $45 in contingent deferred sales charges imposed upon certain redemptions by investors.
PMFD is a wholly-owned subsidiary of PMF; PSI and PMF are indirect wholly-owned subsidiaries of The Prudential Insurance Company of America (``Prudential'').
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-owned subsidiary of PMF, serves as the Fund's transfer agent. During the period ended December 31, 1995, the Fund incurred fees of approximately $30,000 for the services of PMFS. As of December 31, 1995, approximately $5,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the period ended December 31, 1995 aggregated $54,303,245 and $49,278,215, respectively.
The federal income tax basis of the Fund's investments at December 31, 1995 was substantially the same as the basis for financial statement reporting purposes and, accordingly, net unrealized depreciation for federal income tax purposes was $3,130,961 (gross unrealized appreciation--$450,087; gross unrealized depreciation--$3,581,048).
During the period ended December 31, 1995 the Fund entered into financial futures contracts. Details of open futures contracts at December 31, 1995 are as follows:

                                                     Value at        Value at
       Unrealized
Number of                           Expiration        Trade        December 31,
    Appreciation
Contracts            Type              Date            Date            1995
     (Depreciation)
---------     ------------------    -----------    ------------    ------------
   --------------
                Long position:
   102           2 yr. T-Note        Mar. 1996      $10,660,256    $10,694,859
       $ 34,603
     2          30 yr. T-Bond        Mar. 1996          234,512        242,938
          8,426
               Short position:
    48           5 yr. T-Note        Mar. 1996        5,264,772      5,299,500
        (34,728)
    32          10 yr. T-Note        Mar. 1996        3,603,680      3,667,000
        (63,320)

         -------

        $(55,019)

         -------

         -------

For federal income tax purposes, the Fund had a capital loss carryforward at June 30, 1995 of approximately $3,374,000 of which $588,000 expires in 2001, $2,044,000 expires in 2002, and $742,000 expires in 2003. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount.
The Fund has elected to treat approximately $533,700 of net capital losses incurred in the eight-month period ended June 30, 1995 as having been incurred in the current fiscal year.
------------------------------------------------------------
Note 5. Borrowings
The Fund enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board of Trustees. Reverse repurchase agreements are a technique involving leverage and are considered a borrowing of the Fund thereby causing the Fund's total assets to exceed its net assets. In a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. During this time, the Fund continues to
--------------------------------------------------------------------------------
-----                                  12

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
receive the principal and interest payments from that security. At the end of the term, the Fund receives the same securities that were sold for the same initial dollar amount plus interest on the cash proceeds of the initial sale. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.
The Fund had outstanding reverse repurchase agreements at December 31, 1995 as follows:

  Date                                                   Amount
 Entered     Maturity                     Interest       Due at
  Into         Date           Par           Rate        Maturity
---------    ---------    ------------    --------     -----------
 11/22/95      1/24/96    $ 13,793,000        5.85%    $13,934,206
 11/22/95      1/24/96       4,647,000        5.88%      4,694,818
 12/22/95      1/22/96       1,000,000        5.95%      1,005,124
 12/29/95      1/02/96         313,125        5.95%        313,332
                          ------------
                          $ 19,753,125
                          ------------
                          ------------

The average daily balance of reverse repurchase agreements outstanding during the period ended December 31, 1995 was approximately $9,949,100 at a weighted average interest rate of approximately 5.93%.
------------------------------------------------------------
Note 6. Capital
The Fund currently offers only Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares, which were discontinued from being offered on November 1, 1994, automatically convert to Class A shares upon being held longer than one year from the date of purchase. Effective November 28, 1995, the remaining Class B shares converted to
Class A shares.
The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value per share divided into two classes, designated Class A and Class C shares. Of the 4,615,128 shares issued and outstanding at December 31, 1995, PMF owned 10,000 Class A shares.
Transactions in shares of beneficial interest were as follows:

Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Six months ended December 31, 1995:
Shares sold..........................      40,091   $    378,646
Shares issued in reinvestment
  of dividends and distributions.....      87,334        818,072
Shares reacquired....................    (711,090)    (6,668,210)
                                       ----------   ------------
Net decrease in shares outstanding
  before conversion..................    (583,665)    (5,471,492)
Shares issued upon conversion from
  Class B............................     238,015      2,230,509
                                       ----------   ------------
Net decrease in shares outstanding...    (345,650)  $ (3,240,983)
                                       ----------   ------------
                                       ----------   ------------
Year ended June 30, 1995:
Shares sold..........................     119,099   $  1,102,305
Shares issued in reinvestment
  of dividends and distributions.....     193,271      1,796,033
Shares reacquired....................  (2,881,336)   (26,749,291)
                                       ----------   ------------
Net decrease in shares
  outstanding........................  (2,568,966)  $(23,850,953)
                                       ----------   ------------
                                       ----------   ------------
Class B
-------------------------------------
Period ended November 27, 1995:(a)
Shares sold..........................         139   $      1,297
Shares issued in reinvestment
  of dividends and distributions.....       3,471         32,417
Shares reacquired....................     (28,748)      (266,771)
                                       ----------   ------------
Net decrease in shares outstanding
  before conversion..................     (25,138)      (233,057)
Shares reacquired upon conversion
  into Class A.......................    (238,015)    (2,230,509)
                                       ----------   ------------
Net decrease in shares
  outstanding........................    (263,153)  $ (2,463,566)
                                       ----------   ------------
                                       ----------   ------------

--------------------------------------------------------------------------------
                                                                        13 -----

Notes to Financial Statements (Unaudited)  THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

Class B                                  Shares        Amount
-------------------------------------  ----------   ------------
Year ended June 30, 1995:
Shares sold..........................      20,175   $    185,396
Shares issued in reinvestment
  of dividends and distributions.....      10,322         95,011
Shares reacquired....................    (181,077)    (1,680,960)
                                       ----------   ------------
Net decrease in shares
  outstanding........................    (150,580)  $ (1,400,553)
                                       ----------   ------------
                                       ----------   ------------
Class C
-------------------------------------
Six months ended December 31, 1995:
Shares sold..........................       5,087   $     47,500
Shares issued in reinvestment
  of dividends and distributions.....          29            275
Shares reacquired....................      (2,665)       (24,920)
                                       ----------   ------------
Net increase in shares
  outstanding........................       2,451   $     22,855
                                       ----------   ------------
                                       ----------   ------------
November 1, 1994(b) through
  June 30, 1995:
Shares sold..........................         757   $      7,087
Shares issued in reinvestment
  of dividends and distributions.....           3             29
                                       ----------   ------------
Net increase in shares
  outstanding........................         760   $      7,116
                                       ----------   ------------
                                       ----------   ------------

---------------
(a) Last day of investment operations of Class B shares.
(b) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
-----                                  14

Financial Highlights (Unaudited)           THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

Class A

------------------------------------------------------------------

                         September 9,
                                                   Six months
                           1991(a)
                                                     ended               Year
ended June 30,              through
                                                  December 31,
--------------------------------       June 30,
                                                      1995         1995(c)
1994(c)       1993           1992
                                                  ------------     -------
-------     --------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........      $   9.37       $  9.29
$  9.67     $  10.07       $  10.00
                                                    --------       -------
-------     --------     ------------
Income from investment operations
Net investment income.........................           .27           .51
    .45          .64            .57
Net realized and unrealized gains (losses) on
   investments and foreign currency
   transactions...............................           .04           .09
   (.35)        (.41)           .10
                                                    --------       -------
-------     --------     ------------
   Total from investment operations...........           .31           .60
    .10          .23            .67
                                                    --------       -------
-------     --------     ------------
Less distributions
Dividends from net investment income..........          (.28)         (.52)
   (.40)        (.63)          (.57)
Tax return of capital distributions...........            --            --
   (.08)          --             --
Distributions in excess of net realized
   capital gains..............................            --            --
     --           --           (.03)
                                                    --------       -------
-------     --------     ------------
   Total distributions........................          (.28)         (.52)
   (.48)        (.63)          (.60)
                                                    --------       -------
-------     --------     ------------
Net asset value, end of period................      $   9.40       $  9.37
$  9.29     $   9.67       $  10.07
                                                    --------       -------
-------     --------     ------------
TOTAL RETURN(d)...............................          3.49%         6.55%
   1.02%        2.40%          6.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $ 43,374       $46,450
$69,912     $113,623       $143,856
Average net assets (000)......................      $ 44,819       $56,395
$91,849     $131,371       $134,585
Ratios to average net assets:
   Expenses, including distribution fee.......          1.50%(b)      1.31%
   1.17%        1.05%          1.03%(b)
   Expenses, excluding distribution fee.......          1.35%(b)      1.16%
   1.05%         .95%           .93%(b)
   Net investment income......................          5.87%(b)      5.49%
   4.94%        6.71%          6.95%(b)
For Class A, B and C shares:
   Portfolio turnover rate....................            76%          254%
    209%         228%           137%

BORROWINGS:
                                                                          Amount
of debt        Average amount of

outstanding at end      debt outstanding
Period Ended                                                             of
period (000)       during period (000)
---------------------------------------------------------------------
------------------     -------------------
December 31, 1995....................................................        $
19,753                $19,466
June 30, 1995........................................................
19,872                  9,130
June 30, 1994........................................................
 8,300                 18,840
June 30, 1993........................................................
24,386                 34,892
June 30, 1992........................................................
20,109                  9,939
---------------
BORROWINGS:

                Average amount of

                 debt per share
                                                                        Average
number of         outstanding
                                                                       shares
outstanding           during
Period Ended                                                           during
period (000)          period
---------------------------------------------------------------------
-------------------     -----------------
                                                                        <
December 31, 1995....................................................        $
4,967                 $2.00
June 30, 1995........................................................
6,389                  1.43
June 30, 1994........................................................
10,234                  1.84
June 30, 1993........................................................
13,517                  2.58
June 30, 1992........................................................
13,458                   .74
---------------

 (a) Commencement of investment operations.
 (b) Annualized.
 (c) Calculated based upon weighted average shares outstanding during the period.
 (d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the
     first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                      15 -----

Financial Highlights (Unaudited)           THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------

 Class B                               Class C

------------------------------------------------------     ------------
                                                            July 1,
                    September 1,
                                                             1995
                      1992(a)         Six months
                                                            through        Year
ended June 30,       through           ended
                                                         November 27,
-------------------       June 30,       December 31,
                                                            1995(f)
1995(c)     1994(c)         1993           1995(c)
                                                         -------------
-------     -------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................       $  9.37        $
9.29      $ 9.68         $ 9.97          $   9.37
                                                           --------
-------     -------        ------          --------
Income from investment operations
Net investment income................................           .22
 .48         .37            .47               .24
Net realized and unrealized gains (losses) on
   investments and foreign currency transactions.....           .02
 .09        (.37 )         (.32)              .04
                                                           --------
-------     -------        ------          --------
   Total from investment operations..................           .24
 .57          --            .15               .28
                                                           --------
-------     -------        ------          --------
Less distributions
Dividends from net investment income.................          (.23)
(.49 )      (.32 )         (.44)             (.25)
Tax return of capital distributions..................            --
--        (.07 )           --                --
Distributions in excess of net realized capital
   gains.............................................            --
--          --             --                --
                                                           --------
-------     -------        ------          --------
   Total distributions...............................          (.23)
(.49 )      (.39 )         (.44)             (.25)
                                                           --------
-------     -------        ------          --------
Net asset value, end of period.......................       $  9.38        $
9.37      $ 9.29         $ 9.68          $   9.40
                                                           --------
-------     -------        ------          --------
                                                           --------
-------     -------        ------          --------
TOTAL RETURN(e)......................................          2.63%
6.16 %      (.01 )%        1.39%             3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......................       $     0
$2,466      $3,845         $5,954          $ 30,177(d)
Average net assets (000).............................       $ 1,820
$2,928      $5,778         $2,740          $ 18,610(d)
Ratios to average net assets:
   Expenses, including distribution fee..............          1.52%(b)
1.68 %      2.05 %         1.95%(b)          2.10%(b)
   Expenses, excluding distribution fee..............          1.32%(b)
1.16 %      1.05 %          .95%(b)          1.35%(b)
   Net investment income.............................          5.68%(b)
5.12 %      4.06 %         5.11%(b)          5.22%(b)
---------------
                                                       November 1,
                                                         1994(a)
                                                         through
                                                         June 30,
                                                         1995(c)
                                                       ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................     $ 9.26
                                                           -----
Income from investment operations
Net investment income................................        .34
Net realized and unrealized gains (losses) on
   investments and foreign currency transactions.....        .10
                                                           -----
   Total from investment operations..................        .44
                                                           -----
Less distributions
Dividends from net investment income.................       (.33)
Tax return of capital distributions..................         --
Distributions in excess of net realized capital
   gains.............................................         --
                                                           -----
   Total distributions...............................       (.33)
                                                           -----
Net asset value, end of period.......................     $ 9.37
                                                           -----
                                                           -----
TOTAL RETURN(e)......................................       4.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......................     $7,121(d)
Average net assets (000).............................     $1,335(d)
Ratios to average net assets:
   Expenses, including distribution fee..............       1.91%(b)
   Expenses, excluding distribution fee..............       1.16%(b)
   Net investment income.............................       4.89%(b)
---------------

 (a) Commencement of offering of shares.
 (b) Annualized.
 (c) Calculated based upon weighted average shares outstanding during the period.
 (d) Figures are actual and not rounded to nearest thousand.
 (e) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the
     first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
 (f) Last day of investment operations of Class B shares. On November
     28, 1995, all existing Class B shares were converted to Class A shares.
--------------------------------------------------------------------------------
-----                                  16     See Notes to Financial Statements.

Important Information                      THE BLACKROCK GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
As of the Fund's fiscal period end (December 31, 1995) total dividends and distributions to shareholders exceeded taxable income by $26,652 (approximately $.006 per share). Since a final determination as to whether an overdistribution of taxable income, commonly referred to as a return of capital, cannot be performed until after the Fund's fiscal year end (June 30, 1996), we wish to caution investors as to this possibility at this time.
--------------------------------------------------------------------------------
                                                                        17 -----

Trustees
Edward D. Beach
Delayne Dedrick Gold
Harry A. Jacobs, Jr.
Richard A. Redeker
Stanley E. Shirk
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Acker, Assistant Secretary

Manager
Prudential Mutual Fund Management, Inc.
One Seaport Plaza
New York, NY 10292

Subadviser
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154

Distributors
Prudential Mutual Fund Distributors, Inc.
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610

Prudential Mutual FundsOne Seaport Plaza
New York, NY 10292
Toll free (800) 225-1852

The accompanying financial statements, as of December 31, 1995, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

09247Y208
09247Y307  MF 152E2
09247Y109  Cat# 4445612

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